SUBSEQUENT EVENTS (Details Narrative) - shares	Jan. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares issued		10,152,284	0
Exchange Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Ownership percentage	99.00%
Common Stock Class A [Member] | Exchange Agreement [Member] | Subsequent Event [Member]
Ownership percentage	100.00%
Ordinary shares	10,152,284
Common stock shares issued	117,000,000